LONG-TERM INVESTMENTS - Equity Method Investments (Details)		1 Months Ended					12 Months Ended
	Mar. 24, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2022 CNY (¥)
Equity Method Investments
Balance at beginning of the year							$ 771,520
Gain (loss) from equity method investments							580,816	$ (4,320)
Foreign exchange gain(loss)							(925,727)	19,282
Balance at end of the year							24,989,651	771,520
Beijing Deran Baijia Yun [ Member]
Equity Method Investments
Business combination achieved in stages							996,954
Acquisition date remeasured fair value							$ 996,954
Xinjiang ZhongWang Technology Co LTD [Member]
Equity Method Investments
Percentage of equity interest agreed to transfer		51.00%							51.00%
BaiJiaYun VIE
Equity Method Investments
Consideration	$ 830,324
Beijing Deran Technology Co., Ltd ("Beijing Deran") | BaiJiaYun VIE
Equity Method Investments
Equity interest in subsidiary %							51.00%
Beijing Deran Technology Co., Ltd ("Beijing Deran")
Equity Method Investments
Investment made during period				$ 12,779,998	¥ 82,500,000	$ 378,279		756,558
Gain (loss) from equity method investments	$ 203,473						$ 8,166	4,320
Equity method ownership percentage						33.38%
Aggregate investment						$ 756,558
Outstanding investment payable								$ 387,975
Acquisition date remeasured fair value	996,954
Beijing Deran Technology Co., Ltd ("Beijing Deran") | BaiJiaYun VIE | Beijing Deran Baijia Yun [ Member]
Equity Method Investments
Percentage of equity interest agreed to transfer	17.62%
Beijing Deran Technology Co., Ltd ("Beijing Deran") | Beijing Deran Technology Co., Ltd ("Beijing Deran") | BaiJiaYun VIE
Equity Method Investments
Equity interest in subsidiary %	51.00%
Beijing Hongxin Wanda Technology Co., Ltd. ("Hongxin Wanda")
Equity Method Investments
Investment made during period		$ 12,779,998	¥ 82,500,000				25,559,996
Gain (loss) from equity method investments							$ 368,178
Equity method ownership percentage		15.00%		15.00%	15.00%				15.00%
Xinjiang BaiJiaYun Technology Co. Ltd ("XinJiang BaiJiaYun", formerly known as Xinjiang ZhongWang Technology Co., Ltd.)
Equity Method Investments
Aggregate investment		$ 790,036							¥ 5,100,000
Consideration | ¥			¥ 5,100,000